Asset Retirement Obligation	3 Months Ended
Mar. 31, 2020
Asset Retirement Obligation
Asset Retirement Obligation

9. Asset Retirement Obligation

The following table summarizes changes in the Company’s ARO (in thousands):

	2020	2019
Balance at January 1,	$4,374	$5,832
Accretion expense	93	106
Balance at March 31,	$4,467	$5,938